Note 21 - Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Feb. 25, 2019	Feb. 05, 2019	Jan. 28, 2019	Jan. 17, 2019	Jan. 11, 2019	Jan. 01, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Feb. 04, 2019	Jan. 10, 2019	Oct. 26, 2018
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.58	[1]	$ 2.30
Class of Warrant or Right, Exercised During Period							0
Proceeds from Warrant Exercises							$ 2,330		$ 1,567	$ 5,765
Interest Rate Swap [Member]
Derivative, Gain (Loss) on Derivative, Net, Total							404		$ 431	$ (41)
Warrants Issued With the 2018 Common Stock Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 1.50
Subsequent Event [Member] | AT Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 10,500
Line of Credit Facility, Commitment Fee Percentage			2.25%
Subsequent Event [Member] | AT Bank [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate			6.00%
Subsequent Event [Member] | Interest Rate Swap [Member]
Derivative, Gain (Loss) on Derivative, Net, Total				$ 213
Subsequent Event [Member] | M/T Nord Valiant [Member]
Payment for Debt Extinguishment or Debt Prepayment Cost				$ 18,550
Subsequent Event [Member] | Warrants Issued With the 2018 Common Stock Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.70			$ 1.02						$ 1.02	$ 1.50
Class of Warrant or Right, Exercised During Period	932,715	714,285			300,000
Proceeds from Warrant Exercises	$ 653	$ 500			$ 306
Commercial and Technical Management Fees [Member]
Management Fees Per Vessel Per Day							923
Commercial and Technical Management Fees [Member] | Subsequent Event [Member]
Management Fees Per Vessel Per Day						$ 550
Superintendent Fees [Member]
Management Fees Per Vessel Per Day							$ 541
Superintendent Fees [Member] | Subsequent Event [Member]
Management Fees Per Vessel Per Day						500
Executive Officer [Member] | Subsequent Event [Member]
ExecutiveServicesFeesPerMonth						$ 30

[1]	Applying the Variable Exercise Price